UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2022

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	27
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	BASIC MATERIALS — 2.4%
3,889	Celanese Corp.	$608,706
1,721	CF Industries Holdings, Inc.	169,983
3,443	Dow, Inc.	234,055
6,681	International Paper Co.	323,695
		1,336,439
	COMMUNICATIONS — 10.3%
473	Alphabet, Inc. - Class A*	1,076,189
158	Alphabet, Inc. - Class C*	360,363
487	Amazon.com, Inc.*	1,170,841
7,440	Cisco Systems, Inc.	335,172
2,013	Expedia Group, Inc.*	260,341
3,705	Meta Platforms, Inc. - Class A*	717,436
2,247	Nice Ltd. - ADR*,1	446,524
3,618	T-Mobile US, Inc.*	482,243
9,278	Verizon Communications, Inc.	475,869
3,589	Walt Disney Co.*	396,369
		5,721,347
	CONSUMER, CYCLICAL — 9.0%
7,294	BJ's Wholesale Club Holdings, Inc.*	422,104
6,069	General Motors Co.*	234,749
3,128	Home Depot, Inc.	947,002
1,689	McDonald's Corp.	425,983
3,355	NIKE, Inc. - Class B	398,742
7,352	PulteGroup, Inc.	332,752
1,202	Tesla, Inc.*	911,428
11,641	Univar Solutions, Inc.*	357,611
9,599	Vista Outdoor, Inc.*	369,945
4,910	Walmart, Inc.	631,573
		5,031,889
	CONSUMER, NON-CYCLICAL — 23.7%
5,047	AbbVie, Inc.	743,776
2,101	Amgen, Inc.	539,411
3,764	Baxter International, Inc.	286,252
6,098	Bristol-Myers Squibb Co.	460,094
1,190	Cintas Corp.	474,013

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,310	Colgate-Palmolive Co.	$418,481
6,915	CVS Health Corp.	669,026
2,626	Danaher Corp.	692,791
3,939	Edwards Lifesciences Corp.*	397,248
1,441	Eli Lilly & Co.	451,667
3,443	Hershey Co.	728,918
4,260	Johnson & Johnson	764,798
7,382	Kraft Heinz Co.	279,261
1,721	Laboratory Corp. of America Holdings	424,605
1,225	Molina Healthcare, Inc.*	355,519
1,409	Moody's Corp.	424,912
9,511	Organon & Co.	361,038
4,989	PepsiCo, Inc.	836,905
4,464	Pfizer, Inc.	236,771
7,907	Procter & Gamble Co.	1,169,287
1,459	Stryker Corp.	342,135
4,960	Sysco Corp.	417,533
916	Thermo Fisher Scientific, Inc.	519,894
2,410	UnitedHealth Group, Inc.	1,197,240
		13,191,575
	ENERGY — 7.6%
6,973	Chevron Corp.	1,217,904
9,920	ConocoPhillips	1,114,611
14,034	Devon Energy Corp.	1,051,147
1,459	EOG Resources, Inc.	199,825
20,365	Marathon Oil Corp.	640,072
		4,223,559
	FINANCIAL — 14.4%
4,406	American Express Co.	743,821
1,768	Ameriprise Financial, Inc.	488,445
2,713	Assurant, Inc.	479,360
18,789	Bank of America Corp.	698,951
417	BlackRock, Inc.	279,006
2,538	Crown Castle International Corp. - REIT	481,332
5,456	Equity LifeStyle Properties, Inc. - REIT	413,019
7,732	Hartford Financial Services Group, Inc.	560,647

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,551	JPMorgan Chase & Co.	$601,779
25,062	KeyCorp	500,238
3,093	Life Storage, Inc. - REIT	361,139
4,522	Marsh & McLennan Cos., Inc.	723,294
8,257	MetLife, Inc.	556,439
2,597	Mid-America Apartment Communities, Inc. - REIT	470,057
1,430	Prologis, Inc. - REIT	182,297
2,947	Western Alliance Bancorp	239,797
2,801	Wintrust Financial Corp.	244,779
		8,024,400
	INDUSTRIAL — 7.4%
3,384	Caterpillar, Inc.	730,436
998	Deere & Co.	357,064
2,101	EMCOR Group, Inc.	221,929
2,317	FedEx Corp.	520,352
2,918	Honeywell International, Inc.	564,983
4,289	MasTec, Inc.*	358,518
2,915	Raytheon Technologies Corp.	277,275
4,055	Republic Services, Inc.	542,721
957	Rockwell Automation, Inc.	204,032
2,480	Tetra Tech, Inc.	334,726
		4,112,036
	TECHNOLOGY — 21.3%
2,340	Accenture PLC - Class A1	698,396
5,427	Advanced Micro Devices, Inc.*	552,794
925	ANSYS, Inc.*	240,833
13,654	Apple, Inc.	2,032,261
4,785	Applied Materials, Inc.	561,233
1,360	CACI International, Inc. - Class A*	381,303
2,217	Cadence Design Systems, Inc.*	340,819
2,743	DocuSign, Inc.*	230,165
2,028	Fortinet, Inc.*	596,516
6,331	HP, Inc.	245,896
934	Intuit, Inc.	387,106
3,746	Manhattan Associates, Inc.*	453,004
6,853	Microsoft Corp.	1,863,125

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
5,266	NVIDIA Corp.	$983,268
2,859	QUALCOMM, Inc.	409,466
3,449	Salesforce, Inc.*	552,668
2,171	Synopsys, Inc.*	692,983
3,997	Tenable Holdings, Inc.*	201,049
2,567	Texas Instruments, Inc.	453,743
		11,876,628
	UTILITIES — 2.9%
8,811	American Electric Power Co., Inc.	898,986
5,278	NextEra Energy, Inc.	399,492
4,581	Southern Co.	346,599
		1,645,077
	TOTAL COMMON STOCKS
	(Cost $39,686,983)	55,162,950
Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$508,034	UMB Bank Demand Deposit, 0.01% [2]	508,034

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $508,034)	508,034

	TOTAL INVESTMENTS — 99.9%
	(Cost $40,195,017)	55,670,984

	Other Assets in Excess of Liabilities — 0.1%	33,807
	TOTAL NET ASSETS — 100.0%	$55,704,791

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.7%
Technology	21.3%
Financial	14.4%
Communications	10.3%
Consumer, Cyclical	9.0%
Energy	7.6%
Industrial	7.4%
Utilities	2.9%
Basic Materials	2.4%
Total Common Stocks	99.0%
Short-Term Investments	0.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 4.3%
23,800	American Vanguard Corp.	$587,384
9,019	Hawkins, Inc.	326,127
39,532	Kronos Worldwide, Inc.	753,085
9,334	Schweitzer-Mauduit International, Inc.	253,138
		1,919,734
	COMMUNICATIONS — 2.0%
8,564	ePlus, Inc.*	485,921
43,735	Liberty Latin America Ltd. - Class A*,1	415,920
		901,841
	CONSUMER, CYCLICAL — 12.3%
10,732	Bluegreen Vacations Holding Corp.	298,993
4,259	Dorman Products, Inc.*	430,372
51,633	Forestar Group, Inc.*	856,075
9,709	GMS, Inc.*	483,605
3,951	Johnson Outdoors, Inc. - Class A	257,487
12,180	Liberty Media Corp.- Liberty Braves*	299,019
12,938	Lions Gate Entertainment Corp. - Class A*,1	132,356
9,703	Marine Products Corp.	103,046
10,421	Rush Enterprises, Inc. - Class A	531,262
5,090	ScanSource, Inc.*	197,187
7,617	Skyline Champion Corp.*	404,691
15,637	Standard Motor Products, Inc.	624,698
33,140	Target Hospitality Corp.*	210,439
14,447	Titan International, Inc.*	263,080
2,228	Veritiv Corp.*	323,840
		5,416,150
	CONSUMER, NON-CYCLICAL — 15.5%
9,666	AngioDynamics, Inc.*	189,744
2,820	ASGN, Inc.*	268,549
118,469	Axcella Health, Inc.*	251,154
20,565	CBIZ, Inc.*	842,342
8,010	Central Garden & Pet Co.*	361,892
3,699	CRA International, Inc.	317,115
32,192	First Advantage Corp.*	470,003
3,072	Forrester Research, Inc.*	160,758

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,246	ICF International, Inc.	$433,984
4,805	Inter Parfums, Inc.	354,609
3,880	iRadimed Corp.	126,837
3,829	Korn Ferry	235,330
1,826	Medpace Holdings, Inc.*	261,556
30,038	Option Care Health, Inc.*	911,954
36,989	scPharmaceuticals, Inc.*	177,547
10,101	SP Plus Corp.*	322,828
16,884	Surgery Partners, Inc.*	661,853
5,967	Triton International Ltd. - Class A1	380,516
23,979	Vivint Smart Home, Inc.*	142,915
		6,871,486
	ENERGY — 11.5%
49,305	Berry Corp.	548,765
15,540	Brigham Minerals, Inc. - Class A	471,017
15,498	HighPeak Energy, Inc.	493,921
67,578	NexTier Oilfield Solutions, Inc.*	736,600
16,721	Ovintiv, Inc.	936,209
13,974	Riley Exploration Permian, Inc.	383,866
49,845	Select Energy Services, Inc. - Class A*	422,187
63,066	Solaris Oilfield Infrastructure, Inc. - Class A	850,130
48,297	TETRA Technologies, Inc.*	242,451
		5,085,146
	FINANCIAL — 24.1%
8,674	1st Source Corp.	407,851
5,716	Amerant Bancorp, Inc. - Class A	168,393
29,446	AssetMark Financial Holdings, Inc.*	615,127
21,150	Bank of NT Butterfield & Son Ltd.[1]	667,917
33,514	Byline Bancorp, Inc.	837,180
2,471	Centerspace - REIT	205,044
10,604	Cohen & Steers, Inc.	808,131
18,367	Community Trust Bancorp, Inc.	772,332
21,291	ConnectOne Bancorp, Inc.	586,780
21,820	CrossFirst Bankshares, Inc.*	293,043
17,384	First Financial Corp.	781,932
7,612	Great Southern Bancorp, Inc.	451,772

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
6,647	Guaranty Bancshares, Inc.	$242,350
24,223	Horizon Bancorp, Inc.	435,287
4,568	McGrath RentCorp	375,535
7,510	MidWestOne Financial Group, Inc.	228,529
9,009	NMI Holdings, Inc. - Class A*	167,657
10,260	Origin Bancorp, Inc.	400,961
7,934	Peapack-Gladstone Financial Corp.	267,376
10,058	Peoples Bancorp, Inc.	287,458
2,886	PotlatchDeltic Corp. - REIT	151,400
10,244	Republic Bancorp, Inc. - Class A	470,712
29,431	Towne Bank/Portsmouth VA	867,626
17,327	TPG RE Finance Trust, Inc. - REIT	181,760
		10,672,153
	INDUSTRIAL — 20.7%
17,363	AerSale Corp.*	240,651
5,810	Applied Industrial Technologies, Inc.	600,812
5,065	AZZ, Inc.	226,709
1,656	Boise Cascade Co.	128,042
16,553	Cactus, Inc. - Class A	867,708
49,753	Costamare, Inc.[1]	707,488
5,707	CTS Corp.	232,104
6,167	ESCO Technologies, Inc.	405,850
6,382	Fabrinet*,1	554,404
19,436	Gorman-Rupp Co.	578,999
28,226	Griffon Corp.	905,208
7,675	Hillenbrand, Inc.	321,122
2,877	Materion Corp.	235,857
22,026	Modine Manufacturing Co.*	260,347
17,052	PAM Transportation Services, Inc.*	474,898
4,420	Simpson Manufacturing Co., Inc.	478,907
6,091	Standex International Corp.	567,072
30,745	Thermon Group Holdings, Inc.*	483,926
8,332	UFP Industries, Inc.	643,230
1,750	Watts Water Technologies, Inc. - Class A	228,953
		9,142,287

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 5.4%
10,162	Amkor Technology, Inc.	$207,711
3,614	Diodes, Inc.*	278,314
3,555	Lattice Semiconductor Corp.*	184,931
20,234	Sapiens International Corp. N.V.[1]	512,527
5,440	Semtech Corp.*	348,650
16,708	Super Micro Computer, Inc.*	836,403
		2,368,536
	UTILITIES — 3.3%
10,546	MGE Energy, Inc.	837,036
9,320	Otter Tail Corp.	609,435
		1,446,471
	TOTAL COMMON STOCKS
	(Cost $41,843,905)	43,823,804

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$17,181	UMB Bank Demand Deposit, 0.01% [2]	17,181

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,181)	17,181

	TOTAL INVESTMENTS — 99.2%
	(Cost $41,861,086)	43,840,985

	Other Assets in Excess of Liabilities — 0.8%	374,421
	TOTAL NET ASSETS — 100.0%	$44,215,406

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	24.1%
Industrial	20.7%
Consumer, Non-cyclical	15.5%
Consumer, Cyclical	12.3%
Energy	11.5%
Technology	5.4%
Basic Materials	4.3%
Utilities	3.3%
Communications	2.0%
Total Common Stocks	99.1%
Short-Term Investments	0.1%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	BASIC MATERIALS — 4.2%
12,333	Celanese Corp.	$1,930,361
35,876	Dow, Inc.	2,438,851
17,378	Eastman Chemical Co.	1,914,360
17,378	LyondellBasell Industries N.V. - Class A1	1,985,437
		8,269,009
	COMMUNICATIONS — 7.0%
130,052	AT&T, Inc.	2,768,807
84,646	Cisco Systems, Inc.	3,813,302
56,617	Comcast Corp. - Class A	2,507,001
89,130	Verizon Communications, Inc.	4,571,478
		13,660,588
	CONSUMER, CYCLICAL — 5.9%
15,135	Home Depot, Inc.	4,582,121
10,651	McDonald's Corp.	2,686,289
33,074	Walmart, Inc.	4,254,308
		11,522,718
	CONSUMER, NON-CYCLICAL — 25.4%
22,423	AbbVie, Inc.	3,304,478
36,842	Altria Group, Inc.	1,992,784
39,240	Bristol-Myers Squibb Co.	2,960,658
49,330	Coca-Cola Co.	3,126,535
29,710	CVS Health Corp.	2,874,442
28,589	Gilead Sciences, Inc.	1,853,997
29,150	Johnson & Johnson	5,233,299
25,226	Medtronic PLC[1]	2,526,384
51,012	Merck & Co., Inc.	4,694,634
42,603	Mondelez International, Inc. - Class A	2,707,847
25,226	PepsiCo, Inc.	4,231,661
96,418	Pfizer, Inc.	5,114,011
35,316	Philip Morris International, Inc.	3,752,325
37,558	Procter & Gamble Co.	5,554,077
		49,927,132
	ENERGY — 10.0%
38,679	Chevron Corp.	6,755,674
40,361	ConocoPhillips	4,534,962

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
62,223	Exxon Mobil Corp.	$5,973,408
125,007	Kinder Morgan, Inc.	2,461,388
		19,725,432
	FINANCIAL — 25.3%
21,862	Arthur J. Gallagher & Co.	3,540,332
61,102	Bank of America Corp.	2,272,994
37,558	Bank of New York Mellon Corp.	1,750,578
5,606	BlackRock, Inc.	3,750,863
21,151	Citigroup, Inc.	1,129,675
12,333	Crown Castle International Corp. - REIT	2,338,954
23,117	Fidelity National Financial, Inc.	977,849
48,769	Fifth Third Bancorp	1,922,962
54,375	Healthpeak Properties, Inc. - REIT	1,614,394
92,494	Huntington Bancshares, Inc.	1,283,817
40,361	JPMorgan Chase & Co.	5,336,935
104,826	KeyCorp	2,092,327
7,573	Lamar Advertising Co. - Class A - REIT	741,775
54,936	MetLife, Inc.	3,702,137
12,333	PNC Financial Services Group, Inc.	2,163,332
26,907	Prologis, Inc. - REIT	3,430,104
36,998	Prudential Financial, Inc.	3,931,038
45,406	Truist Financial Corp.	2,258,494
63,905	U.S. Bancorp	3,391,438
24,665	WP Carey, Inc. - REIT	2,075,313
		49,705,311
	INDUSTRIAL — 5.8%
16,817	Caterpillar, Inc.	3,629,949
16,817	Emerson Electric Co.	1,490,995
9,530	General Dynamics Corp.	2,143,392
5,045	Lockheed Martin Corp.	2,220,355
20,180	Raytheon Technologies Corp.	1,919,522
		11,404,213
	TECHNOLOGY — 7.7%
3,363	Broadcom, Inc.	1,950,977
120,522	HP, Inc.	4,681,075

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
41,482	Intel Corp.	$1,842,630
12,190	International Business Machines Corp.	1,692,460
18,499	Microsoft Corp.	5,029,323
		15,196,465
	UTILITIES — 4.7%
28,028	Evergy, Inc.	1,960,278
30,831	Public Service Enterprise Group, Inc.	2,113,157
45,406	Southern Co.	3,435,418
16,096	WEC Energy Group, Inc.	1,691,207
		9,200,060
	TOTAL COMMON STOCKS
	(Cost $157,140,770)	188,610,928
Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$7,040,067	UMB Bank Demand Deposit, 0.01% [2]	7,040,067

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,040,067)	7,040,067

	TOTAL INVESTMENTS — 99.6%
	(Cost $164,180,837)	195,650,995

	Other Assets in Excess of Liabilities — 0.4%	786,040
	TOTAL NET ASSETS — 100.0%	$196,437,035

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.4%
Financial	25.3%
Energy	10.0%
Technology	7.7%
Communications	7.0%
Consumer, Cyclical	5.9%
Industrial	5.8%
Utilities	4.7%
Basic Materials	4.2%
Total Common Stocks	96.0%
Short-Term Investments	3.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2022 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $40,195,017 and $41,861,086, respectively)	$55,670,984	$43,840,985
Cash	-	4,721
Receivables:
Investment securities sold	-	3,838,530
Fund shares sold	5,000	372
Dividends and interest	86,104	46,391
Reclaims receivable	654	-
Prepaid expenses	18,652	21,457
Total Assets	55,781,394	47,752,456
Liabilities:
Payables:
Investment securities purchased	-	3,425,278
Fund shares redeemed	2,457	11,431
Advisory fees	30,224	23,377
Distribution fees (Note 7)	-	3,528
Fund administration and accounting fees	15,488	13,879
Transfer agent fees and expenses	3,406	7,388
Custody fees	1,784	6,305
Auditing fees	9,717	9,675
Trustees' Deferred Compensation (Note 3)	6,490	6,740
Trustees' fees and expenses	3,108	3,864
Chief Compliance Officer fees	686	892
Legal fees	-	4,273
Accrued other expenses	3,243	20,420
Total Liabilities	76,603	3,537,050
Net Assets	$55,704,791	$44,215,406
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$36,842,426	$41,149,018
Total distributable earnings (accumulated deficit)	18,862,365	3,066,388
Net Assets	$55,704,791	$44,215,406
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$16,994,411
Shares of beneficial interest issued and outstanding	-	547,945
Offering and redemption price per share	$-	$31.01
Institutional Class:
Net assets applicable to shares outstanding	$55,704,791	$27,220,995
Shares of beneficial interest issued and outstanding	1,879,132	860,994
Offering and redemption price per share	$29.64	$31.62

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of May 31, 2022 (Unaudited)

Zacks Dividend Fund
Assets:
Investments, at value (cost $164,180,837)	$195,650,995
Cash	-
Receivables:
Investment securities sold	-
Fund shares sold	595,465
Dividends and interest	424,846
Reclaims receivable	-
Prepaid expenses	32,560
Total Assets	196,703,866
Liabilities:
Payables:
Investment securities purchased	-
Fund shares redeemed	65,877
Advisory fees	130,275
Distribution fees (Note 7)	8,696
Fund administration and accounting fees	21,323
Transfer agent fees and expenses	8,467
Custody fees	4,002
Auditing fees	9,671
Trustees' Deferred Compensation (Note 3)	6,702
Trustees' fees and expenses	3,682
Chief Compliance Officer fees	1,676
Legal fees	-
Accrued other expenses	6,460
Total Liabilities	266,831
Net Assets	$196,437,035
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$163,397,911
Total distributable earnings (accumulated deficit)	33,039,124
Net Assets	$196,437,035
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$41,940,581
Shares of beneficial interest issued and outstanding	1,668,051
Offering and redemption price per share	$25.14
Institutional Class:
Net assets applicable to shares outstanding	$154,496,454
Shares of beneficial interest issued and outstanding	6,159,203
Offering and redemption price per share	$25.08

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2022 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends	$460,059	$422,470
Interest	77	22
Total investment income	460,136	422,492
Expenses:
Advisory fees	257,591	210,563
Distribution fees - Investor Class (Note 7)	-	25,864
Fund administration and accounting fees	50,419	47,228
Transfer agent fees and expenses	10,837	20,009
Custody fees	5,411	3,896
Registration fees	9,953	17,433
Auditing fees	9,473	9,473
Legal fees	4,481	3,004
Chief Compliance Officer fees	4,104	4,404
Trustees' fees and expenses (Note 3)	3,988	4,485
Shareholder reporting fees	2,578	1,859
Insurance fees	1,585	2,236
Miscellaneous	1,197	2,743
Total expenses	361,617	353,197
Advisory fees (waived) recovered	(39,629)	(60,622)
Net expenses	321,988	292,575
Net investment income (loss)	138,148	129,917

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,279,000	998,829
Net realized gain (loss)	3,279,000	998,829
Net change in unrealized appreciation/depreciation on:
Investments	(8,897,589)	(3,396,052)
Net change in unrealized appreciation/depreciation	(8,897,589)	(3,396,052)
Net realized and unrealized gain (loss)	(5,618,589)	(2,397,223)
Net Increase (Decrease) in Net Assets from Operations	$(5,480,441)	$(2,267,306)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended May 31, 2022 (Unaudited)

Zacks Dividend Fund
Investment income:
Dividends	$2,383,542
Interest	285
Total investment income	2,383,827

Expenses:
Advisory fees	675,701
Distribution fees - Investor Class (Note 7)	79,434
Fund administration and accounting fees	94,192
Transfer agent fees and expenses	25,362
Custody fees	8,758
Registration fees	22,913
Auditing fees	9,473
Legal fees	8,233
Chief Compliance Officer fees	4,604
Trustees' fees and expenses (Note 3)	4,737
Shareholder reporting fees	3,984
Insurance fees	1,640
Miscellaneous	2,250
Total expenses	941,281
Advisory fees (waived) recovered	25,011
Net expenses	966,292
Net investment income (loss)	1,417,535

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,325,301
Net realized gain (loss)	1,325,301
Net change in unrealized appreciation/depreciation on:
Investments	5,284,628
Net change in unrealized appreciation/depreciation	5,284,628
Net realized and unrealized gain (loss)	6,609,929

Net Increase (Decrease) in Net Assets from Operations	$8,027,464

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$138,148	$158,918
Net realized gain (loss) on investments	3,279,000	3,849,408
Net change in unrealized appreciation/depreciation on investments	(8,897,589)	9,719,474
Net increase (decrease) in net assets resulting from operations	(5,480,441)	13,727,800
Distributions to Shareholders:
Distributions:
Institutional Class	(4,003,358)	(2,664,717)
Total distributions to shareholders	(4,003,358)	(2,664,717)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	7,456,564	17,752,563
Reinvestment of distributions:
Institutional Class	1,705,956	1,138,197
Cost of shares redeemed:
Institutional Class[1]	(12,917,439)	(10,967,473)
Net increase (decrease) in net assets from capital transactions	(3,754,919)	7,923,287
Total increase (decrease) in net assets	(13,238,718)	18,986,370

Net Assets:
Beginning of period	68,943,509	49,957,139
End of period	$55,704,791	$68,943,509
Capital Share Transactions:
Shares sold:
Institutional Class	234,680	555,981
Shares reinvested:
Institutional Class	52,410	42,109
Shares redeemed:
Institutional Class	(425,778)	(360,673)
Net increase (decrease) in capital share transactions	(138,688)	237,417

[1]	Net of redemption fee proceeds received of $5,414 and $65, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$129,917	$89,512
Net realized gain (loss) on investments and securities sold short	998,829	14,696,971
Net change in unrealized appreciation/depreciation on investments	(3,396,052)	435,709
Net increase (decrease) in net assets resulting from operations	(2,267,306)	15,222,192
Distributions to Shareholders:
Distributions:
Investor Class	(549,853)	-
Institutional Class	(661,273)	-
Total distributions to shareholders	(1,211,126)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,063,226	2,451,055
Institutional Class	4,724,396	1,586,740
Reinvestment of distributions:
Investor Class	529,720	-
Institutional Class	647,763	-
Cost of shares redeemed:
Investor Class[1]	(6,253,570)	(8,120,722)
Institutional Class[2]	(1,918,753)	(9,555,271)
Net increase (decrease) in net assets from capital transactions	(1,207,218)	(13,638,198)
Total increase (decrease) in net assets	(4,685,650)	1,583,994
Net Assets:
Beginning of period	48,901,056	47,317,062
End of period	$44,215,406	$48,901,056
Capital Share Transactions:
Shares sold:
Investor Class	33,020	78,212
Institutional Class	142,531	52,785
Shares reinvested:
Investor Class	16,062	-
Institutional Class	19,290	-
Shares redeemed:
Investor Class	(193,454)	(279,069)
Institutional Class	(59,342)	(315,930)
Net increase (decrease) in capital share transactions	(41,893)	(464,002)

[1]	Net of redemption fee proceeds of $0 and $637, respectively.
[2]	Net of redemption fee proceeds of $655 and $860, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,417,535	$2,268,547
Net realized gain (loss) on investments	1,325,301	4,287,748
Net change in unrealized appreciation/depreciation on investments	5,284,628	15,915,178
Net increase (decrease) in net assets resulting from operations	8,027,464	22,471,473
Distributions to Shareholders:
Distributions:
Investor Class	(2,658,305)	(1,730,540)
Institutional Class	(3,127,072)	(1,135,143)
Total distributions to shareholders	(5,785,377)	(2,865,683)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	44,879,651	31,625,291
Institutional Class	93,715,167	39,268,908
Reinvestment of distributions:
Investor Class	2,637,935	1,723,283
Institutional Class	2,104,793	770,803
Cost of shares redeemed:
Investor Class[1]	(88,650,464)	(33,575,596)
Institutional Class[2]	(14,713,082)	(11,885,124)
Net increase (decrease) in net assets from capital transactions	39,974,000	27,927,565
Total increase in net assets	42,216,087	47,533,355
Net Assets:
Beginning of period	154,220,948	106,687,593
End of period	$196,437,035	$154,220,948
Capital Share Transactions:
Shares sold:
Investor Class	1,780,617	1,331,587
Institutional Class	3,765,945	1,635,289
Shares reinvested:
Investor Class	105,722	76,099
Institutional Class	83,585	33,808
Shares redeemed:
Investor Class	(3,568,312)	(1,414,150)
Institutional Class	(579,604)	(504,816)
Net increase (decrease) in capital share transactions	1,587,953	1,157,817

[1]	Net of redemption fee proceeds of $73,165 and $10,895, respectively.
[2]	Net of redemption fee proceeds of $3,315 and $8,466, respectively.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,
	(Unaudited)	2021	2020	2019	2018		2017
Net asset value, beginning of period	$34.17	$28.06	$26.95	$25.89	$26.81		$23.50
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.09	0.18	0.22	0.16		0.07
Net realized and unrealized gain (loss)	(2.64)	7.53	3.25	3.21	0.96		4.98
Total from investment operations	(2.57)	7.62	3.43	3.43	1.12		5.05
Less Distributions:
From net investment income	(0.08)	(0.17)	(0.25)	(0.10)	-		(0.04)
From net realized gain	(1.88)	(1.34)	(2.07)	(2.27)	(2.04)		(1.70)
Total distributions	(1.96)	(1.51)	(2.32)	(2.37)	(2.04)		(1.74)
Redemption fee proceeds[1]	- [2]	(-)[2]	- [2]	- [2]	-	[2]	- [2]
Net asset value, end of period	$29.64	$34.17	$28.06	$26.95	$25.89		$26.81
Total return[3]	(8.03)%[4]	28.54%	13.84%	15.07%	4.44%		22.93%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,705	$68,944	$49,957	$41,381	$42,609		$28,085
Ratio of expenses to average net assets:
Before fees waived/recovered	1.12%[5]	1.14%	1.22%	1.28%	1.44%		1.74%
After fees waived/recovered	1.00%[5]	1.00%	1.00%	1.00%	1.17	%6	1.63%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.31%[5]	0.14%	0.49%	0.60%	0.35%		0.17%
After fees waived/recovered	0.43%[5]	0.28%	0.71%	0.88%	0.62%		0.28%
Portfolio turnover rate	10%[4]	25%	38%	38%	29%		29%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.
[7]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$33.36	$24.48	$26.80	$27.49	$32.58	$26.77
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.01	(0.08)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(1.63)	8.87	(2.21)	1.79	(1.27)	6.03
Total from investment operations	(1.56)	8.88	(2.29)	1.71	(1.32)	5.96
Less Distributions:
From net investment income	(0.01)	-	(0.03)	-	-	-
From net realized gain	(0.78)	-	-	(2.40)	(3.77)	(0.16)
Total distributions	(0.79)	-	(0.03)	(2.40)	(3.77)	(0.16)
Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$31.01	$33.36	$24.48	$26.80	$27.49	$32.58
Total return[3]	(4.79)%[4]	36.23%	(8.54)%	7.55%	(4.36)%	22.41%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,994	$23,092	$21,867	$48,666	$111,399	$152,663
Ratio of expenses to average net assets:
Before fees waived/recovered	1.65%[5]	1.61%	1.63%	1.53%	1.49%	1.54%
After fees waived/recovered	1.39%[5]	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.16%[5]	(0.17)%	(0.61)%	(0.45)%	(0.27)%	(0.39)%
After fees waived/recovered	0.42%[5]	0.05%	(0.37)%	(0.31)%	(0.17)%	(0.24)%
Portfolio turnover rate	51%[4]	116%	135%	114%	129%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$34.03	$24.91	$27.29	$27.88	$32.92	$26.99
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.09	(0.03)	(0.01)	0.02	-
Net realized and unrealized gain (loss)	(1.65)	9.03	(2.23)	1.82	(1.29)	6.09
Total from investment operations	(1.54)	9.12	(2.26)	1.81	(1.27)	6.09
Less Distributions:
From net investment income	(0.09)	-	(0.12)	-	-	-
From net realized gain	(0.78)	-	-	(2.40)	(3.77)	(0.16)
Total distributions	(0.87)	-	(0.12)	(2.40)	(3.77)	(0.16)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$31.62	$34.03	$24.91	$27.29	$27.88	$32.92
Total return[3]	(4.64)%[4]	36.57%	(8.28)%	7.78%	(4.11)%	22.67%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,221	$25,809	$25,450	$55,110	$42,212	$26,953
Ratio of expenses to average net assets:
Before fees waived/recovered	1.40%[5]	1.36%	1.38%	1.28%	1.24%	1.29%
After fees waived/recovered	1.14%[5]	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.41%[5]	0.08%	(0.36)%	(0.20)%	(0.02)%	(0.14)%
After fees waived/recovered	0.67%[5]	0.30%	(0.12)%	(0.06)%	0.08%	0.01%
Portfolio turnover rate	51%[4]	116%	135%	114%	129%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.72	$21.00	$21.89	$20.87	$20.78	$17.92
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.37	0.42	0.39	0.36	0.32
Net realized and unrealized gain (loss)	1.09	3.85	(0.71)	1.87	0.48	2.81
Total from investment operations	1.28	4.22	(0.29)	2.26	0.84	3.13
Less Distributions:
From net investment income	(0.18)	(0.37)	(0.41)	(0.37)	(0.34)	(0.27)
From net realized gain	(0.71)	(0.13)	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.89)	(0.50)	(0.60)	(1.24)	(0.75)	(0.27)
Redemption fee proceeds[1]	0.03	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$25.14	$24.72	$21.00	$21.89	$20.87	$20.78
Total return[3]	5.30%[4]	20.35%	(1.11)%	11.71%	4.16%	17.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,941	$82,818	$70,481	$70,157	$51,121	$47,007
Ratio of expenses to average net assets:
Before fees waived/recovered	1.27%[5]	1.30%	1.37%	1.43%	1.58%	1.66%
After fees waived/recovered	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.55%[5]	1.57%	2.06%	1.81%	1.49%	1.30%
After fees waived/recovered	1.52%[5]	1.57%	2.13%	1.94%	1.77%	1.66%
Portfolio turnover rate	5%[4]	17%	14%	13%	25%	18%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,				For the Period January 31, 2017* through November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.71	$20.99	$21.89	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.44	0.46	0.45	0.41	0.32
Net realized and unrealized gain (loss)	1.09	3.84	(0.71)	1.87	0.48	2.34
Total from investment operations	1.31	4.28	(0.25)	2.32	0.89	2.66
Less Distributions:
From net investment income	(0.23)	(0.43)	(0.46)	(0.43)	(0.39)	(0.24)
From net realized gain	(0.71)	(0.13)	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.94)	(0.56)	(0.65)	(1.30)	(0.80)	(0.24)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$25.08	$24.71	$20.99	$21.89	$20.87	$20.78
Total return[3]	5.31%[4]	20.65%	(0.89)%	12.04%	4.42%	14.57%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$154,496	$71,403	$36,206	$16,694	$1,562	$229
Ratio of expenses to average net assets:
Before fees waived/recovered	1.02%[5]	1.05%	1.12%	1.18%	1.33%	1.41%[5]
After fees waived/recovered	1.05%[5]	1.05%	1.05%	1.05%	1.05%	1.05%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.80%[5]	1.82%	2.31%	2.06%	1.74%	1.60%[5]
After fees waived/recovered	1.77%[5]	1.82%	2.38%	2.19%	2.02%	1.96%[5]
Portfolio turnover rate	5%[4]	17%	14%	13%	25%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and together, the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The All-Cap Core Fund’s primary investment objectives are primary capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s primary investment objective is capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

The Dividend Fund’s primary investment objectives are capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees (the “Board”). The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

(b) Short Sales

The Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2022, and during the open tax years ended November 30, 2019 - 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

As of May 31, 2022, the Funds did not loan any securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2022, the Advisor waived its fees as follows:

Advisory Fees Waived
All-Cap Core Fund	$39,629
Small-Cap Core Fund	60,622
Total	$100,251

For the six months ended May 31, 2022, the Advisor recovered $25,011 of previously waived advisory fees and/or other expenses absorbed from the Dividend Fund.

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2022, the amount of these potentially recoverable expenses was $331,262, $483,696 and $120,832 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2022	$116,092	$163,403	$58,731
2023	96,872	152,963	62,101
2024	78,669	106,708	-
2025	39,629	60,622	-
Total	$331,262	$483,696	$120,832

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2022, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2022, are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Note 4 – Federal Income Taxes

At May 31, 2022, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$40,195,017	$41,896,670	$164,335,267

Gross unrealized appreciation	$17,343,246	$5,114,466	$36,507,675
Gross unrealized depreciation	(1,867,279)	(3,170,151)	(5,191,947)
Net unrealized appreciation on investments	$15,475,967	$1,944,315	$31,315,728

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$926,013	$75,447	$1,377,634
Undistributed long-term gains	3,077,280	1,135,852	3,394,977
Tax accumulated earnings	4,003,293	1,211,299	4,772,611

Accumulated capital and other losses	$-	$-	$-

Unrealized appreciation on investments	24,349,409	5,340,366	26,031,100
Unrealized deferred compensation	(6,538)	(6,845)	(6,674)

Total accumulated earnings	$28,346,164	$6,544,820	$30,797,037

The tax character of distributions paid during the fiscal years ended November 30, 2021 and November 30, 2020 were as follows:

	All-Cap Core Fund		Small-Cap Core Fund		Dividend Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$299,811	$375,717	$-	$296,807	$2,183,307	$2,023,641
Long-term capital gains	2,364,906	3,193,708	-	-	682,376	627,940
Total distributions paid	$2,664,717	$3,569,425	$-	$296,807	$2,865,683	$2,651,581

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2022 and for the year ended November 30, 2021, redemption fees were as follows:

	May 31, 2022	November 30, 2021
All-Cap Core Fund	$5,414	$65
Small-Cap Core Fund	655	1,497
Dividend Fund	76,480	19,361

Note 6 – Investment Transactions

For the six months ended May 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$6,126,183	$12,598,401
Small-Cap Core Fund	24,136,983	26,084,518
Dividend Fund	40,205,870	8,898,753

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2022, the distribution fees incurred for the Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations. The All-Cap Core Fund only consists of Institutional Class shares and does not pay distribution fees.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2022, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$55,162,950	$-	$-	$55,162,950
Short-Term Investments	508,034	-	-	508,034
Total Investments	$55,670,984	$-	$-	$55,670,984

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$43,823,804	$-	$-	$43,823,804
Short-Term Investments	17,181	-	-	17,181
Total Investments	$43,840,985	$-	$-	$43,840,985

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$188,610,928	$-	$-	$188,610,928
Short-Term Investments	7,040,067	-	-	7,040,067
Total Investments	$195,650,995	$-	$-	$195,650,995

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on June 29, 2022, to shareholders of record on June 28, 2022 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
Small-Cap Core Fund	Investor Class	$-	$-	$-
Small-Cap Core Fund	Institutional Class	-	-	0.03483
Dividend Fund	Investor Class	-	-	0.10455
Dividend Fund	Institutional Class	-	-	0.13572

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/21	5/31/22	12/1/21–5/31/22
Institutional Class	Actual Performance	$1,000.00	$919.70	$4.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES- Continued

For the Six Months Ended May 31, 2022 (Unaudited)

Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/21	5/31/22	12/1/21–5/31/22
Investor Class	Actual Performance	$1,000.00	$952.10	$6.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	6.99
Institutional Class	Actual Performance	1,000.00	953.60	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/21	5/31/22	12/1/21–5/31/22
Investor Class	Actual Performance	$1,000.00	$1,053.00	$6.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
Institutional Class	Actual Performance	1,000.00	1,053.10	5.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.70	5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/05/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/05/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/05/2022